Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Assets and Liabilities Measured at Fair Value

The following table presents the Company’s fair value hierarchy for its liabilities measured at fair value as of December 31, 2018 (in thousands):

		Fair Value Measurements at Reporting Date Using
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Indemnification liability	$239	$—	$—	$239
Warrant liabilities	276	—	—	276

Total fair value	$515	$—	$—	$515

Predecessor Company [Member]
Summary of Assets and Liabilities Measured at Fair Value

Below is a summary of assets, including cash, cash equivalents and marketable securities, measured at fair value as of December 31, 2019 and 2018 (in thousands):

		Fair Value Measurements Using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash	$1,870	$1,870	$—	$—
Money market funds	18,833	18,833	—	—

Total	$20,703	$20,703	$—	$—

		Fair Value Measurements Using
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash	$2,072	$2,072	$—	$—
Money market funds	8,000	8,000	—	—
Corporate debt securities	30,620	—	30,620	—

Total	$40,692	$10,072	$30,620	$—